Submission	Oct. 21, 2025
Submission [Line Items]
Central Index Key	0001407583
Registrant Name	BUNKER HILL MINING CORP.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A